Document and Entity Information	Nov. 22, 2022
Cover [Abstract]
Entity Registrant Name	WATERS CORP /DE/
Security Exchange Name	NYSE
Amendment Flag	true
Entity Central Index Key	0001000697
Document Type	8-K/A
Document Period End Date	Nov. 22, 2022
Entity Incorporation State Country Code	DE
Entity File Number	01-14010
Entity Tax Identification Number	13-3668640
Entity Address, Address Line One	34 Maple Street
Entity Address, City or Town	Milford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01757
City Area Code	(508)
Local Phone Number	478-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	WAT
Entity Emerging Growth Company	false
Amendment Description	(d) This is an amendment to Item 5.02 of the Current Report on Form 8-K that was filed by Waters Corporation (the “Company”) on November 23, 2022, which reported that on November 22, 2022, the Company’s Board of Directors (the “Board”) appointed Messrs. Dan Brennan and Mark Vergnano to serve on the Company’s Board, effective as of November 23, 2022. On December 13, 2022, at a meeting of the Board, the Board appointed Dan Brennan to the Audit Committee and Mark Vergnano to the Nominating and Corporate Governance Committee, effective immediately. The information reported under Item 5.02 of the November 23, 2022 Form 8-K is hereby incorporated by reference.